Postretirement Plans (Tables)	12 Months Ended
Sep. 30, 2012
Postemployment Benefits [Abstract]
Components Of Net Postretirement Benefits Expense

	2010	2011	2012
Service cost	$5	3	2
Interest cost	24	17	16
Net amortization	1	(7)	(11)
Net postretirement expense	$30	13	7

Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations

	2011	2012
Benefit obligation, beginning	$417	392
Service cost	3	2
Interest cost	17	16
Actuarial (gain) loss	(25)	(10)
Benefits paid	(20)	(17)
Plan amendments	—	(16)
Benefit obligation, ending (recognized in balance sheet)	$392	367